CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Feb. 07, 2023	Dec. 31, 2022
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	190,000,000	190,000,000		190,000,000
Common stock, shares issued (in shares)	6,208,935	6,205,506		0
Common Stock, Shares, Outstanding	6,208,935	6,205,506		0
Series X Preferred Stock
Preferred stock, shares authorized (in shares)			5,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued (in shares)	5,000	5,000		0
Preferred stock, shares outstanding (in shares)	5,000	5,000		0